TROON PARTNERS, L.P.

FINANCIAL STATEMENTS

WITH REPORT OF INDEPENDENT AUDITORS
FOR THE YEAR ENDED
DECEMBER 31, 2001

                              TROON PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                      FOR THE YEAR ENDED DECEMBER 31, 2001





                                    CONTENTS

Report of Independent Auditors ............................................   1
Statement of Assets, Liabilities and Partners' Capital ....................   2
Statement of Operations ...................................................   3
Statement of Changes in Partners' Capital - Net Assets ....................   4
Notes to Financial Statements .............................................   5
Schedule of Portfolio Investments .........................................  13

[LOGO OMITTED]         o ERNST & YOUNG LLP            o Phone: (212) 773-3000
ERNST & YOUNG            787 Seventh Avenue             www.ey.com
                         New York, New York 10019


                         REPORT OF INDEPENDENT AUDITORS


 To the Partners of
   Troon Partners, L.P.

 We have audited the accompanying statement of assets, liabilities and partners' capital of Troon Partners, L.P. (the "Partnership"), including the schedule of portfolio investments, as of December 31, 2001, and the related statement of operations for the year then ended, and the statement of changes in partners' capital - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Troon Partners, L.P. at December 31, 2001, the results of its operations for the year then ended, and the changes in its partners' capital - net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                /S/ ERNST & YOUNG LLP

 February 8, 2002

       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

TROON PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2001

    ASSETS

    Cash and cash equivalents                                           $  3,268
    Investments in securities, at market (cost - $243,974)               262,793
    Dividends receivable                                                     195
    Receivable for investment securities sold                                 79
    Interest receivable                                                        3
    Organizational costs (net of accumulated amortization of $230)             6
                                                                        --------

            TOTAL ASSETS                                                 266,344
                                                                        --------

    LIABILITIES

    Withdrawals payable                                                   42,966
    Payable for investment securities purchased                              878
    Management fees payable                                                  212
    Accrued expenses                                                         452
                                                                        --------

            TOTAL LIABILITIES                                             44,508
                                                                        --------

                   NET ASSETS                                           $221,836
                                                                        ========

    PARTNERS' CAPITAL

    Represented by:
    Net capital contributions                                           $203,017
    Net unrealized appreciation on investments                            18,819
                                                                        --------

            PARTNERS' CAPITAL - NET ASSETS                              $221,836
                                                                        ========

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                                      YEAR ENDED
                                                               DECEMBER 31, 2001

INVESTMENT INCOME
     Interest                                                          $    164
     Dividends                                                            1,328
                                                                       --------
                                                                          1,492
                                                                       --------
EXPENSES
        Management fees                                                   2,963
        Administration fees                                                 343
        Custodian fees                                                      198
        Insurance expense                                                   187
        Professional fees                                                   272
        Amortization of organizational costs                                 47
        Individual General Partners' fees and expenses                       27
        Interest expense                                                     24
        Miscellaneous                                                        99
                                                                       --------
            TOTAL EXPENSES                                                4,160
                                                                       --------

            NET INVESTMENT LOSS                                          (2,668)
                                                                       --------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

     REALIZED LOSS FROM:
        Investment securities                                           (53,420)
        Purchased options                                                (3,278)
        Securities sold, not yet purchased                                  (59)
                                                                       --------

            NET REALIZED LOSS ON INVESTMENTS                            (56,757)

     NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS               (32,900)
                                                                       --------

            NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS             (89,657)
                                                                       --------

            DECREASE IN PARTNERS' CAPITAL DERIVED FROM INVESTMENT
              ACTIVITIES                                               $(92,325)
                                                                       ========

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                      YEAR ENDED             YEAR ENDED
                                                  DECEMBER 31, 2001       DECEMBER 31, 2000

FROM INVESTMENT ACTIVITIES

     Net investment loss                               $(2,668)               $  (5,198)
     Net realized loss on investments                  (56,757)                 (19,858)
     Net change in unrealized appreciation on
        investments                                    (32,900)                (293,263)
                                                     ---------                ---------

        DECREASE IN PARTNERS' CAPITAL DERIVED
             FROM INVESTMENT ACTIVITIES                (92,325)                (318,319)

PARTNERS' CAPITAL TRANSACTIONS

     Capital contributions                               5,354                  162,768
     Capital withdrawals - General Partner              (4,114)                 (41,631)
     Capital withdrawals - Limited Partners            (38,966)                 (15,414)
                                                     ---------                ---------

        (DECREASE) INCREASE IN PARTNERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS         (37,726)                 105,723

        PARTNERS' CAPITAL AT BEGINNING OF YEAR         351,887                  564,483
                                                     ---------                ---------

        PARTNERS' CAPITAL AT END OF YEAR              $221,836                 $351,887
                                                     =========                =========

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Troon Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. The Partnership is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the First Amended and Restated Limited Partnership Agreement dated as of February 10, 1999. The Partnership's investment objective is to seek long-term capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers, options, bonds and other fixed-income securities of U.S. issuers.

         There are four Individual General Partners who serve as governing board of the Partnership and a Manager. The Manager is Troon Management, L.L.C., (the "Manager") whose principal members are CIBC World Markets Corp. ("CIBC WM") and Mark Asset Management Corporation ("MAMC"). Investment professionals at MAMC manage the Partnership's investment portfolio on behalf of the Manager under CIBC WM's supervision.

         The acceptance of initial and additional capital contributions from Limited Partners is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Individual General Partners that the Partnership offer to repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.   PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The
         Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  ORGANIZATION COSTS

         The expenses incurred by the Partnership in connection with its organization are being amortized over a 60-month period beginning with the commencement of operations, February 27, 1997.

         C.   CASH EQUIVALENTS

         The Partnership treats all highly liquid financial instruments that mature within three months as cash equivalents. At December 31, 2001, $3,267,938 in cash equivalents was held at PNC Bank.

         D.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership has been made. The Partners are individually liable for the income taxes on their share of the Partnership's income.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Partnership reclassified $11,122,940 and $18,693,871 from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Partnership's partners and had no effect on net assets.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the year ended December 31, 2001, CIBC WM earned $1,903 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. For each incentive allocation period, the Manager can elect to withdraw the incentive allocation within 30 days. There were no incentive allocation payments made to the Manager during 2001.

         Each Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fee from the Partnership. One Individual General Partner is an "interested person" of the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 2001, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $27,205.

         PFPC Trust Company (the "Custodian") serves as Custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership  and  in  that  capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2001, amounted to $181,708,351 and $193,057,988, respectively.

         At December 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2001, accumulated net unrealized appreciation on investments was $18,819,013, consisting of $70,051,979 gross unrealized appreciation and $51,232,966 gross unrealized depreciation.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the year ended December 31, 2001,

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS (CONTINUED)

         the average daily amount of such borrowings was $398,140, and the daily weighted average annualized interest rate was 6.15%. The Partnership had no outstanding margin borrowings as of December 31, 2001.

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represent obligations of the Partnership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and partners' capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         During the year ended December 31, 2001, transactions in purchased options were as follows:

                                                        CALL OPTIONS                                  PUT OPTIONS
                                                 -----------------------------------             -----------------------------
                                                    NUMBER                                       NUMBER
                                                 OF CONTRACTS              COST                OF CONTRACTS         COST
                                                 ------------          ------------            ------------     ------------
         Beginning Balance                           2,062             $  2,312,621                  472        $    255,227
         Options purchased                          41,417               33,611,598               59,009          47,591,640
         Options closed                            (42,223)             (35,387,115)             (56,469)        (46,458,324)
         Options expired                              (456)                (135,328)              (2,452)         (1,192,783)
                                                   -------             ------------              -------         -----------
         Options outstanding at
         December 31, 2001                             800             $    401,776                  560         $   195,760
                                                   =======             ============              =======         ===========


         There were no transactions in written options during the year ended December 31, 2001.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:




                                                   YEAR ENDED             YEAR ENDED             YEAR ENDED
                                                DECEMBER 31, 2001      DECEMBER 31, 2000      DECEMBER 31, 1999
                                                -----------------      -----------------      -----------------
      Net Assets, end of period (000)                $221,836               $351,887               $564,483
      Ratio of net investment loss to
             average net assets                         (0.88%)                (0.96%)                (0.73%)
      Ratio of expenses to average
             net assets                                  1.38%                  1.34%                  1.24%
      Portfolio turnover                                59.90%                 88.57%                 79.26%
      Total return**                                   (25.89%)               (44.75%)                96.43%
      Average debt ratio                                 0.13%                  0.51%                  1.03%




                                                                         FEBRUARY 27, 1997
                                                                          (COMMENCEMENT OF
                                                   YEAR ENDED               OPERATIONS)
                                               DECEMBER 31, 1998        TO DECEMBER 31, 1997
                                               -----------------        --------------------
      Net Assets, end of period (000)              $202,972                   $105,399
      Ratio of net investment loss to
             average net assets                       (0.30%)                    (0.49%)*
      Ratio of expenses to average
             net assets                                1.50%                      1.80%*
      Portfolio turnover                              72.00%                     58.73%
      Total return**                                  29.87%                     30.08%
      Average debt ratio                               1.06%                      1.06%


*  Annualized.
** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, net of incentive allocation to the Manager, if any. Total return for a period of less than a full year is not annualized.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

     8.  SUBSEQUENT EVENT

         Effective January 1, 2002, the Partnership received initial and additional capital contributions from Limited Partners of $120,000.

TROON PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
           SHARES                                                              MARKET VALUE
                    COMMON STOCK - 117.08%
                       APPLICATIONS SOFTWARE - 1.46%
             48,905      Microsoft Corp.*                                      $  3,239,956
                                                                               ------------
                       BROADCASTING SERVICES/PROGRAMMING - 17.14%                                                           `
            468,728      Fox Entertainment Group, Inc., Class A*                 12,435,354
          1,793,331      Liberty Media Corp., Class A*                           25,106,634
             95,460      UnitedGlobalCom, Inc., Class A*                            477,300
                                                                               ------------
                                                                                 38,019,288
                                                                               ------------
                       BUSINESS-TO BUSINESS/E-COMMERCE - 0.22%
             20,489      FreeMarkets, Inc.*                                         491,121
                                                                               ------------
                       CABLE TV - 21.0%
             78,246      Cablevision Systems Corp. - NY Group., Class A*          3,712,773
            114,443      Charter Communications, Inc., Class A*                   1,880,299
            148,668      Comcast Corp., Class A*                                  5,352,048
            475,269      Comcast Corp., Special Class A*                         17,109,684
            351,417      Cox Communications, Inc., Class A*                      14,727,886
            138,973      USA Networks, Inc*                                       3,795,353
                                                                               ------------
                                                                                 46,578,043
                                                                               ------------
                       CELLULAR TELECOMMUNICATIONS - 1.87%
            169,646      Sprint Corp., (PCS Group)*                               4,141,059
                                                                               ------------
                       COMPUTERS - 3.28%
            267,399      Dell Computer Corp.*                                     7,267,905
                                                                               ------------
                       COMPUTERS - MEMORY DEVICES - 0.47%
             30,900      Maxtor Corp.*                                              195,906
             19,152      VERITAS Software Corp.*                                    858,584
                                                                               ------------
                                                                                  1,054,490
                                                                               ------------
                       DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES - 4.38%
            495,422      Cendant Corp.*                                           9,715,225
                                                                               ------------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
           SHARES                                                              MARKET VALUE
                    COMMON STOCK - (CONTINUED)
                       E - COMMERCE/PRODUCTS - 0.25%
             51,588      Amazon.com, Inc.*                                     $    558,182
                                                                               ------------
                       E - COMMERCE/SERVICES - 1.82%
             30,547      eBay, Inc.*                                              2,043,594
            160,941      HomeStore.com, Inc.*                                       579,388
             86,229      Ticketmaster, Class B*                                   1,413,293
                                                                               ------------
                                                                                  4,036,275
                                                                               ------------
                       E - MARKETING/INFORMATIONS - 0.12%
             29,867      E.piphany, Inc.*                                           260,142
                                                                               ------------
                       ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.35%
             32,860      Flextronics International Ltd.*                            788,311
                                                                               ------------
                       ELECTRIC COMPONENTS - SEMICONDUCTORS - 0.90%
             48,846      Broadcom Corp., Class A*                                 1,996,336
                                                                               ------------
                       ENTERPRISE SOFTWARE/SERVICE - 3.49%
            168,551      BEA Systems, Inc.*                                       2,595,685
            307,174      Oracle Corp.*                                            4,242,073
             90,540      OTG Software, Inc.*                                        905,400
                                                                               ------------
                                                                                  7,743,158
                                                                               ------------
                       FINANCE - CREDIT CARD - 2.09%
             74,671      American Express Co.                                     2,665,008
             55,986      MBNA Corp.                                               1,970,707
                                                                               ------------
                                                                                  4,635,715
                                                                               ------------
                       FINANCE - INVESTMENT BANKER/BROKER - 4.71%
             87,682      The Goldman Sachs Group, Inc.                            8,132,505
             23,573      Merrill Lynch & Co., Inc.                                1,228,625
             19,272      Morgan Stanley Dean Witter & Co.                         1,078,076
                                                                               ------------
                                                                                 10,439,206
                                                                               ------------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
           SHARES                                                              MARKET VALUE
                    COMMON STOCK - (CONTINUED)
                       INTERNET INFRASTRUCTURE SOFTWARE - 0.51%
            170,292      Inktomi Corp.*                                        $  1,142,659
                                                                               ------------
                       INTERNET SECURITY - 4.88%
            113,580      Check Point Software Technologies Ltd.*                  4,530,706
            165,659      VeriSign, Inc.*                                          6,301,669
                                                                               ------------
                                                                                 10,832,375
                                                                               ------------
                       LIFE/HEALTH INSURANCE - 1.53%
            141,033      The Principal Financial Group, Inc.*                     3,384,792
                                                                               ------------
                       MEDICAL - DRUGS - 0.31%
              8,648      Eli Lilly & Co.                                            679,214
                                                                               ------------
                       MULTI - LINE INSURANCE - 0.60%
             42,215      MetLife, Inc.                                            1,337,371
                                                                               ------------
                       MULTIMEDIA - 18.46%
            545,310      AOL Time Warner, Inc.*                            (a)   17,504,451
            423,174      Gemstar - TV Guide International, Inc.*                 11,721,920
             94,205      The News Corp., Ltd. - Sponsored ADR                     2,996,661
            137,169      Viacom, Inc., Class B*                                   6,056,011
            129,201      The Walt Disney Co.                                      2,677,045
                                                                               ------------
                                                                                 40,956,088
                                                                               ------------
                       NETWORKING PRODUCTS - 1.21%
            148,262      Cisco Systems, Inc.*                                     2,685,025
                                                                               ------------
                       REITS - DIVERSIFIED - 4.32%
            230,226      Vornado Realty Trust                                     9,577,402
                                                                               ------------
                       REITS - OFFICE PROPERTY - 3.52%
            205,503      Boston Properties, Inc.                                  7,809,114
                                                                               ------------
                       RETAIL - APPAREL/SHOES  - 0.04%
              3,635      Stages Stores, Inc.*                                        82,696
                                                                               ------------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
           SHARES                                                              MARKET VALUE
                    COMMON STOCK - (CONTINUED)
                       RETAIL - RESTAURANTS - 1.39%
             91,532      McDonald's Corp.                                      $  2,422,852
             34,866      Starbucks Corp.*                                           664,197
                                                                               ------------
                                                                                  3,087,049
                                                                               ------------
                       S&L/THRIFTS - WESTERN US - 0.77%
             52,483      Washington Mutual, Inc.                                  1,716,194
                                                                               ------------
                       SATELLITE TELECOMMUNICATIONS SERVICES - 0.55%
             44,151      EchoStar Communications Corp., Class A*                  1,212,828
                                                                               ------------
                       SCHOOLS - 0.19%
             12,712      Career Education Corp.*                                    435,767
                                                                               ------------
                       TELECOMMUNICATIONS EQUIPMENT - 11.25%
             64,330      Nokia Oyj. Sponsored ADR                                 1,578,015
            462,735      QUALCOMM, Inc.*                                         23,368,118
                                                                               ------------
                                                                                 24,946,133
                                                                               ------------
                       TELECOMMUNICATIONS SERVICES - 0.94%
            160,510      Asia Global Crossing Ltd., Class A*                        191,007
            255,008      Global Crossing Ltd.*                                      214,207
             89,247      GT Group Telecom, Inc., Class B*                            97,279
             89,659      Time Warner Telecom, Inc., Class A*                      1,586,068
                                                                               ------------
                                                                                  2,088,561
                                                                               ------------
                       TELEPHONE - INTEGRATED - 0.08%
            200,329      NTL, Inc.*                                                 188,309
                                                                               ------------
                       TELEVISION - 0.71%
             38,899      Univision Communications, Inc., Class A*                 1,573,854
                                                                               ------------

The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
           SHARES                                                              MARKET VALUE
                    COMMON STOCK - (CONTINUED)
                       WEB PORTALS/ISP - 2.27%
            324,940      America Online Latin America, Inc., Class A*          $  1,478,477
            200,423      Yahoo!, Inc.*                                            3,555,504
                                                                               ------------
                                                                                  5,033,981
                                                                               ------------
                         TOTAL COMMON STOCK (COST $238,987,984)                 259,733,824
                                                                               ------------
                    PREFERRED STOCK - 1.13%
                       MULTIMEDIA - 1.13%
             94,767      The News Corp., Ltd. - Sponsored ADR                     2,507,535
                                                                               ------------

                         TOTAL PREFERRED STOCK (COST $4,244,584)                  2,507,535
                                                                               ------------

        FACE AMOUNT
                    CONVERTIBLE BOND - 0.02%
                       TELEPHONE - INTEGRATED - 0.02%
         $  148,000      NTL, Inc., 05/15/08, 6.75%                                  49,210
                                                                               ------------
                         TOTAL CONVERTIBLE BOND (COST $144,092)                      49,210
                                                                               ------------
        NUMBER OF
        CONTRACTS
                    CALL OPTIONS - 0.18%
                320    GOLD MINING - 0.06%
                         Newmont Mining Corp., 1/19/02, $15.00                      128,000
                                                                               ------------
                 80    MULTIMEDIA - 0.01%
                         Viacom, Inc., Class B, 1/19/02, $45.00                      12,800
                                                                               ------------
                       SATELLITE TELECOMMUNICATIONS - 0.11%
                320      EchoStar Communications Corp.,
                           Class A, 1/19/02, $20.00                                 236,800
                 80      EchoStar Communications Corp.,
                           Class A, 1/19/02, $25.00                                  21,200
                                                                               ------------
                                                                                    258,000
                                                                               ------------
                         TOTAL CALL OPTIONS (COST $401,776)                         398,800
                                                                               ------------


The accompanying notes are an integral part of these financial statements.

TROON PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2001
         NUMBER OF                                                             MARKET VALUE
         CONTRACTS
                    PUT OPTIONS - 0.05%
                       INDEX - 0.02%
                384      S & P 100 Index, 1/19/02, $520                        $     34,560
                                                                               ------------
                       RETAIL - APPAREL/SHOES  - 0.01%
                 48      The Gap, Inc., 1/19/02, $17.50                              16,800
                                                                               ------------
                       RETAIL - TOY STORE  - 0.02%
                128      Toys "R" Us, Inc., 1/19/02, $25.00                          52,480
                                                                               ------------
                         TOTAL PUT OPTIONS (COST $195,760)                          103,840
                                                                               ============

                         TOTAL INVESTMENTS (COST $243,974,196) - 118.46%        262,793,209
                                                                               ------------

                         LIABILITIES LESS OTHER ASSETS  - (18.46%)**            (40,956,754)

                         NET ASSETS - 100.00%                                  $221,836,455
                                                                               ============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*   Non-income producing security.
** Includes $ 3,267,938 invested in a PNC Bank Money Market Account, which is 1.47% of net assets.

The accompanying notes are an integral part of these financial statements.

                       THIS PAGE IS INTENTIONALLY BLANK.

TROON PARTNERS, L.P.
FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Individual General Partners (IGP) is set forth below.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      NUMBER OF
                                                                                                                    PORTFOLIOS IN
                                        TERM OF OFFICE                                                               FUND COMPLEX
      NAME, AGE, ADDRESS AND             AND LENGTH OF           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OVERSEEN BY
 POSITION(S) WITH THE PARTNERSHIP         TIME SERVED            OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY IGP             IGP
-----------------------------------------------------------------------------------------------------------------------------------
                                            INDEPENDENT INDIVIDUAL GENERAL PARTNERS
-----------------------------------------------------------------------------------------------------------------------------------
  Sol Gittleman, 66                      Indefinite;         Senior Vice President and Provost of Tufts University          4
  Ballou Hall                          Since Inception       since 1981;
  Tufts University                                           Director of CIBC Oppenheimer Technology Partners,
  Medford, MA 02155                                          L.L.C., which is an affiliate;
  Individual General Partner                                 Individual General Partner of Augusta Partners, L.P.,
                                                             which is an affiliate;
                                                             Manager of Alyeska Fund, L.L.C., Sawgrass Fund, L.L.C.,
                                                             and Deauville Europe Fund, L.L.C., which are
                                                             affiliates;
                                                             Trustee of Advantage Advisers Multi-Sector Fund I,
                                                             which is an affiliate.
-----------------------------------------------------------------------------------------------------------------------------------
  Luis Rubio, 45                         Indefinite;         President of Centro de Investigacion Para el                   4
  Centro de Investigacion              Since Inception       Desarrollo, A.C. (Center of Research Development);
  Para el Desarrollo, A.C.                                   Adjunct Fellow of the Center for Strategic and
  Jaime  Balmes No. 11, D-2                                  International Studies;
  Los Morales Polanco                                        Member of the Advisory Board of the National Council of
  Mexico D. F. 11510                                         Science and Technology of Mexico;
  Individual General Partner                                 Director of the Human Rights Commission of Mexico City;
                                                             Director of The Asia Tigers Fund, Inc. and The India
                                                             Fund, Inc., which are affiliates;
                                                             Director of CIBC Oppenheimer Technology Partners,
                                                             L.L.C. and certain other offshore private investment
                                                             funds administered by CIBC, which are affiliates;
                                                             Individual General Partner of Augusta Partners, L.P.,
                                                             which is an affiliate;
                                                             Manager of Alyeska Fund, L.L.C., Sawgrass Fund, L.L.C.
                                                             and Deauville Europe Fund, L.L.C., which are
                                                             affiliates;
                                                             Trustee of Advantage Advisers Multi-Sector Fund I,
                                                             which is an affiliate.
-----------------------------------------------------------------------------------------------------------------------------------
Janet L. Schinderman, 49                 Indefinite;         Associate Dean for Special Projects and Secretary to           4
Columbia Business School                Since Inception      the Board of Overseers at Columbia Business School
Office of the Dean                                           since 1990;
101 Uris Hall                                                Individual General Partner of Augusta Partners, L.P.,
Columbia University                                          which is an affiliate;
New York, NY 10027                                           Manager of Alyeska Fund, L.L.C., Sawgrass Fund, L.L.C.
Individual General Partner                                   and Deauville Europe Fund, L.L.C., which are
                                                             affiliates;
                                                             Trustee of Advantage Advisers Multi-Sector Fund I,
                                                             which is an affiliate.
-----------------------------------------------------------------------------------------------------------------------------------
                                         INTERESTED INDIVIDUAL GENERAL PARTNER
-----------------------------------------------------------------------------------------------------------------------------------
Howard M. Singer, 38                     Indefinite;         Managing Director, Asset Management, CIBC World Markets        8
CIBC World Markets Corp.                Since February       Corp.;
622 Third Avenue, 8th Floor                 2000             Principal Individual General Partner of Augusta
New York, NY 10017                                           Partners, L.P., which is an affiliate;
Principal Individual General Partner                         Member of the Board of Managers of Alyeska Fund,
                                                             L.L.C., Xanthus Fund, L.L.C., Whistler Fund, L.L.C.,
                                                             Sawgrass Fund, L.L.C., Stratigos Fund, L.L.C. and
                                                             Wynstone Fund, L.L.C., which are affiliates;
                                                             Director of The Asia Tigers Fund, Inc. and The India
                                                             Fund, Inc., which are affiliates;
                                                             Member of the Management Board of Deauville Europe
                                                             Fund, L.L.C., which is an affiliate;
                                                             Chairman of the Board for the Advantage Advisers
                                                             Multi-Sector Fund I, which is an affiliate.
-----------------------------------------------------------------------------------------------------------------------------------